Financial instruments - fair values and risk management - Contractual maturities of derivative financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contractual maturities of derivative financial liabilities
Carrying amounts		$ 22,029
Contractual cash flows	$ 40,510
Between 1 - 5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	40,510	22,029
Share warrant obligation
Contractual maturities of derivative financial liabilities
Carrying amounts		22,029
Contractual cash flows	13,035
Share warrant obligation | Between 1 - 5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	13,035	$ 22,029
Put option liability
Contractual maturities of derivative financial liabilities
Carrying amounts	27,475
Put option liability | Between 1 - 5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	$ 27,475